Regulatory Changes - Schedule of Standards and interpretations issued by International Accounting Standards Board (Details)	12 Months Ended
Dec. 31, 2024
IAS 1 [Member]
Regulatory Changes - Schedule of Standards and interpretations issued by International Accounting Standards Board (Details) [Line Items]
Description of adopted	This Amendment, which amends IAS 1 – Presentation of Financial Statements, aims to improve the information that entities provide about long-term debt with covenants by enabling investors to understand the risk that exists about early repayment of the debt. IAS 1 requires an entity to classify debt as non-current only if the enterprise can avoid settling the debt within 12 months of the reporting date. However, an entity’s ability to do so is often subject to compliance with covenants. For example, an entity might have long-term debt that could be repayable within 12 months if the enterprise fails to comply with the covenants in that 12-month period. The amendment requires an entity to disclose information about these covenants in the notes to the financial statements.
Impact of adopted	This amendment had no impact on the financial statements.
IFRS 16 [Member]
Regulatory Changes - Schedule of Standards and interpretations issued by International Accounting Standards Board (Details) [Line Items]
Description of adopted	This Amendment, which amends IFRS 16 – Leases, addresses the subsequent measurement that an entity should apply when it sells an asset and subsequently leases that same asset to the new owner for a period. IFRS 16 includes requirements on how to account for a sale and leaseback transaction at the date the transaction takes place. However, this standard had not specified how to measure the transaction after that date. These amendments will not change the accounting for leases other than those arising in a sale and leaseback transaction.
Impact of adopted	This amendment has no impact on the financial statements.
IAS 7 and IFRS 7 [Member]
Regulatory Changes - Schedule of Standards and interpretations issued by International Accounting Standards Board (Details) [Line Items]
Description of adopted	This Amendment, which amends IAS 7 – Statement of Cash Flows and IFRS 7 – Financial Instruments: Disclosures, aims to improve disclosures about supplier financing arrangements by enabling users of financial statements to assess the effects of such arrangements on the entity’s liabilities and cash flows and on the entity’s exposure to liquidity risk. The Amendment requires disclosure of the amount of liabilities that are part of the arrangements, a breakdown of the amounts for which suppliers have already received payment from the financing providers, and an indication of where the liabilities are located on the balance sheet; the terms and conditions; ranges of payment due dates; and liquidity risk information. Supplier financing arrangements are characterised by one or more financing providers offering to pay amounts owed by an entity to its suppliers in accordance with the terms and conditions agreed between the entity and its supplier.
Impact of adopted	This amendment has no impact on the financial statements.